RECEIVABLES	12 Months Ended
Dec. 31, 2025
RECEIVABLES
RECEIVABLES	6.RECEIVABLES

	December 31, 2025	December 31, 2024
Sales tax receivables	$4,323,080	$2,209,948
Other	2,393	—
	$4,325,473	$2,209,948